Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The United States and foreign components of income (loss) before income taxes and noncontrolling interests were as follows:

	Years ended December 31,
Dollars in millions	2017	2016	2015
United States	$84	$(250)	$(35)
Foreign:
United Kingdom	40	55	105
Australia	(28)	38	32
Canada	15	(8)	87
Middle East	42	66	35
Africa	20	76	34
Other	76	56	54
Subtotal	165	283	347
Total	$249	$33	$312

TaxesOnMultipleFinancialStatements
The total income taxes included in the statements of operations and in shareholders' equity were as follows:

	Years ended December 31,
Dollars in millions	2017	2016	2015
Benefit (Provision) for income taxes	$193	$(84)	$(86)
Shareholders' equity, foreign currency translation adjustment	6	(3)	(3)
Shareholders' equity, pension and post-retirement benefits	(27)	45	(22)
Total income taxes	$172	$(42)	$(111)

Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes were as follows:

Dollars in millions	Current	Deferred	Total
Year-ended December 31, 2017
Federal	$(6)	$230	$224
Foreign	(122)	92	(30)
State and other	(2)	1	(1)
(Provision) benefit for income taxes	$(130)	$323	$193

Year-ended December 31, 2016
Federal	$(5)	$9	$4
Foreign	(61)	(26)	(87)
State and other	—	(1)	(1)
Provision for income taxes	$(66)	$(18)	$(84)

Year-ended December 31, 2015
Federal	$(17)	$8	$(9)
Foreign	(55)	(22)	(77)
State and other	—	—	—
Provision for income taxes	$(72)	$(14)	$(86)

Components Of Foreign Income Tax
The components of our total foreign income tax provision were as follows:

	Years ended December 31,
Dollars in millions	2017	2016	2015
United Kingdom	$(7)	$(6)	$(15)
Australia	6	—	16
Canada	—	1	3
Middle East	(10)	(24)	(8)
Africa	1	(22)	(10)
Other	(20)	(36)	(63)
Foreign provision for income taxes	$(30)	$(87)	$(77)

Components of Deferred Income Tax
Schedule of Effective Income Tax Rate Reconciliation
Our effective tax rates on income from operations differed from the statutory U.S. federal income tax rate of 35% as a result of the following:

	Years ended December 31,
	2017	2016	2015
U.S. statutory federal rate, expected (benefit) provision	35%	35%	35%
Increase (reduction) in tax rate from:
Rate differentials on foreign earnings	(5)	(28)	(10)
Noncontrolling interests and equity earnings	(2)	(28)	(8)
State and local income taxes, net of federal benefit	1	—	2
Other permanent differences, net	(8)	54	—
Contingent liability accrual	(2)	41	(1)
U.S. taxes on foreign unremitted earnings	—	174	1
Change in valuation allowance	(90)	3	6
U.S. tax reform	(7)	—	—
U.K. statutory rate change	—	4	3
Effective tax rate on income from operations	(78)%	255%	28%

Schedule of Deferred Tax Assets and Liabilities
The primary components of our deferred tax assets and liabilities were as follows:

	Years ended December 31,
Dollars in millions	2017	2016
Deferred tax assets:
Employee compensation and benefits	$122	$166
Foreign tax credit carryforwards	279	356
Accrued foreign tax credit carryforwards	—	93
Loss carryforwards	90	69
Insurance accruals	8	15
Allowance for bad debt	3	9
Accrued liabilities	30	49
Construction contract accounting	5	—
Other	15	—
Total gross deferred tax assets	552	757
Valuation allowances	(217)	(542)
Net deferred tax assets	335	215
Deferred tax liabilities:
Construction contract accounting	—	(34)
Intangible amortization	(20)	(29)
Indefinite-lived intangible amortization	(31)	(39)
Fixed asset depreciation	2	2
Accrued foreign tax credit carryforwards	(4)	—
Unremitted foreign earnings	—	(63)
Other	—	(82)
Total gross deferred tax liabilities	(53)	(245)
Deferred income tax (liabilities) assets, net	$282	$(30)

Summary of Valuation Allowance
The net deferred tax balance by major jurisdiction after valuation allowance as of December 31, 2017 was as follows:

Dollars in millions	Net Gross Deferred Asset (Liability)	Valuation Allowance	Deferred Asset (Liability), net
United States	$372	$(178)	$194
United Kingdom	81	—	81
Australia	10	(1)	9
Canada	21	(16)	5
Other	15	(22)	(7)
Total	$499	$(217)	$282

Summary of Operating Loss Carryforwards
At December 31, 2017, the amount of gross tax attributes available prior to the offset with related uncertain tax positions were as follows:

Dollars in millions	December 31, 2017	Expiration
Foreign tax credit carryforwards	$330	2019-2026
Foreign net operating loss carryforwards	$112	2018-2038
Foreign net operating loss carryforwards	$108	Indefinite
State net operating loss carryforwards	$677	Various

Schedule Of Reconciliation Of Uncertain Tax Positions
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

Dollars in millions	2017	2016	2015
Balance at January 1,	$261	$257	$228
Increases related to current year tax positions	2	2	18
Increases related to tax positions from acquisitions	—	14	—
Increases related to prior year tax positions	1	10	35
Decreases related to prior year tax positions	(1)	(4)	(3)
Settlements	(80)	(10)	(2)
Lapse of statute of limitations	(1)	(6)	(16)
Other, primarily due to exchange rate fluctuations affecting non-U.S. tax positions	2	(2)	(3)
Balance at December 31,	$184	$261	$257